Note 9 - Financial assets and liabilities held for trading - Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	€ 30,414	€ 30,536
Equity Instruments Held For Trading	5,555	5,254
Debt Instruments Held For Trading	32,274	25,577
Loans And Advances Central Banks	244	2,163
Loans And Advances Credit Institutions	24,493	14,566
Loans And Advances to Customers	12,388	12,021
Total Financial Assets Held For Trading	105,369	90,117
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	31,817	31,815
Short positions, held for trading	12,864	11,025
Deposits from Central Banks Liabilities	8,556	10,511
Deposits Credit Institutions	29,733	15,687
Deposits Customers	8,388	11,736
Total Financial Liabilties Held For Trading	91,358	80,774
Central Banks [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	1,298	1,001
General Government [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	28,919	22,950
Credit Institutions [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	778	790
Other [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	1,279	836
Reverse Repurchase Agreements [Member]
Financial Assets Held For Trading Abstract
Loans And Advances Central Banks	244	2,163
Loans And Advances Credit Institutions	24,352	13,305
Loans And Advances to Customers	12,123	11,794
Financial Liabilities Held For Trading Abstract
Deposits from Central Banks Liabilities	8,556	10,511
Deposits Credit Institutions	29,360	14,839
Deposits Customers	8,307	11,466
Total
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	30,414	30,536
Equity Instruments Held For Trading	5,555	5,254
Debt Instruments Held For Trading	32,274	25,577
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	€ 31,817	€ 31,815